UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2009 to December 31, 2011

Date of Report (Date of earliest event reported): February 14, 2012
__________________________________________

THE STUDENT LOAN CORPORATION
(Exact name of securitizer as specified in its charter)
__________________________________________

0000893955
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Joseph P. Guage, (585) 248-7750
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

While The Student Loan Corporation has attempted to gather all of the information required by this Form ABS-15G and Rule 15Ga-1 (“Reportable Information”), some entities that have the obligation to enforce repurchase obligations with respect to asset-backed securities issued by The Student Loan Corporation or SLC Conduit I LLC have not agreed to provide Reportable Information.

The Student Loan Corporation, as securitizer, requested but was unable to obtain all information with respect to investor demands upon one of the applicable trustees prior to July 22, 2010.  As a result, the disclosures in this Form ABS-15G do not contain investor demands, if any, made upon one of the applicable trustees prior to July 22, 2010.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

THE STUDENT LOAN CORPORATION (Securitizer)

Date: February 14, 2012

	By:	/s/ Joseph P. Guage
		Name:	Joseph P. Guage
		Title:	CFO